Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.12	£ 0.34	£ 0.34
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.055	£ 0.050	£ 0.180